Property and Equipment	12 Months Ended
Dec. 31, 2017
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 - PROPERTY AND EQUIPMENT

a.	Composition of assets, grouped by major classification, is as follows:

	December 31,
	2 0 1 7	2 0 1 6
	U.S. dollars in thousands

Computers and electronic equipment	$1,848	$1,807
Land	-	263
Office furniture and equipment	155	152
Vehicles	146	146
Leasehold improvements	18	8
	2,167	2,376
Less - accumulated depreciation and amortization	1,965	1,878
	$202	$498

b.	Depreciation and amortization expenses totaled $104 thousand, $161 thousand and $173 thousand in the years ended December 31, 2017, 2016 and 2015, respectively.